Statements of Changes in Stockholders’ Deficit - USD ($)	Class A Common Stock	Class B Common Stock	Additional paid-in capital	Accumulated deficit	Total
Balance at Dec. 31, 2021	$ 88	$ 459		$ (7,670,412)	$ (7,669,865)
Balance (in Shares) at Dec. 31, 2021	885,000	4,596,250
Accretion for Class A Common Stock Subject to Redemption				(2,662,553)	(2,662,553)
Net loss				(667,736)	(667,736)
Balance at Dec. 31, 2022	$ 88	$ 459		(11,000,701)	(11,000,154)
Balance (in Shares) at Dec. 31, 2022	885,000	4,596,250
Accretion for Class A Common Stock Subject to Redemption				(606,346)	(606,346)
Excise tax liability accrued for Class A common stock redemptions				(56,389)	(56,389)
Conversion of Class B common stock to Class A common stock	$ 459	$ (459)
Conversion of Class B common stock to Class A common stock (in Shares)	4,596,250	(4,596,250)
Net loss				(2,536,233)	(2,536,233)
Balance at Dec. 31, 2023	$ 547			$ (14,199,669)	$ (14,199,122)
Balance (in Shares) at Dec. 31, 2023	5,481,250